Depreciation, depletion and amortization (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	$ 3,631	$ 3,937	$ 6,998	$ 7,996
UNITED STATES
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	1,160	1,404	2,281	2,829
Non-US
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	2,471	2,533	4,717	5,167
Operating segments [member] | gas & low carbon energy
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	1,115	952	1,969	1,990
Operating segments [member] | oil production & operations
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	1,559	2,070	3,133	4,187
Operating segments [member] | customers & products
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	754	752	1,499	1,499
Other Business And Corporate, Non-Segment
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	$ 203	$ 163	$ 397	$ 320